CONVERTIBLE DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of estimated the fair value

The Company estimated the fair value of the monthly payment provision using a Monte Carlo Simulation, with 10,000 trials, with the following key inputs:

	March 31, 2020	December 31, 2019
Stock price	-	$0.07 - $0.10
Terms (years)	-	0.72 – 1.00
Volatility	-	153.9% - 195.7%
Risk-free rate	-	1.60% - 1.87%
Probability of QPI	-	50%

The Company estimated the fair value of the monthly payment provision using a Monte Carlo Simulation, with 10,000 trials, with the following key inputs:

December 31, 2019
Stock price	$0.07 - $0.10
Terms (years)	0.72 – 1.00
Volatility	153.9% - 195.7%
Risk-free rate	1.60% - 1.87%
Probability of QPI	50%

Schedule of estimated the fair value of these warrants using Black-Scholes

These common stock purchase warrants did not trade on an active securities market, and as such, the Company estimated the fair value of these warrants using the Black-Scholes method and the following assumptions:

	March 31, 2020	December 31, 2019
Closing trade price of Common Stock	$-	$0.07
Intrinsic value of conversion option per share	$-	$0.07

	March 31, 2020	December 31, 2019
Annual Dividend Yield	-	0.0%
Expected Life (Years)	-	5
Risk-Free Interest Rate	-	1.68%-1.69%
Expected Volatility	-	445.01%-453.08%

These Common Stock purchase warrants did not trade on an active securities market, and as such, the Company estimated the fair value of these warrants using the Black-Scholes method and the following assumptions:

	December 31, 2019	December 31, 2018
Closing trade price of Common Stock	$0.07	$-
Intrinsic value of conversion option per share	$0.07	$-

	December 31, 2019	December 31, 2018
Annual Dividend Yield	0.0%	-
Expected Life (Years)	5	-
Risk-Free Interest Rate	1.68%-1.69%	-
Expected Volatility	445.01%-453.08%	-

Schedule of convertible debt

The following table summarizes the 2019 Debentures outstanding as of March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019
Convertible Debentures, due September 18, 2020:
Principal value	$-	$600,000
Unamortized debt discount	-	(302,003)
Carrying value of convertible notes	-	297,997
Total short-term carrying value of Convertible Debentures	$-	$297,997

Embedded Derivative Liability:
Fair value of derivative liability, December 31, 2019	$171,499
Gain on extinguishment of debt	(171,499)
Fair value of derivative liability, March 31, 2020	$-

The following table summarizes the 2020 Debentures outstanding as of March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019
Convertible Debentures:
Principal value	$1,662,000	$-
Principal value – Related Party	330,000	-
Unamortized debt discount	(1,558,695)	-
Unamortized debt discount – Related Party	(309,488)	-
Carrying value of convertible notes	123,817	-
Total long-term carrying value of Convertible Debentures	$123,817	$-

December 31, 2019
Convertible Debentures, due September 18, 2020:
Principal value	$600,000
Debt discount	(401,957)
Amortization of Debt Discount	99,954
Carrying value of convertible notes	297,997
Total short-term carrying value of Convertible Debentures	$297,997

Embedded Derivative Liability:
Fair value of derivative liability, December 31, 2018	$-
Fair value of derivative liability at issuance recorded as debt Discount	193,164
Change in fair value of derivative liability	(21,665)
Fair value of derivative liability, December 31, 2019	$171,499